Income Taxes - Summary of Reconciliation of Federal Statutory Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%
Federal income tax at statutory rates	$ (14,255,619)	$ (4,550,993)
Valuation Allowance	13,982,549	4,435,667
Other, permanent difference	273,070	115,326
Total income tax provision	$ 0	$ 0
Effective income tax rate	0.00%	0.00%